Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Delinquent Participant Contributions
Delinquent Participant Contributions

7. Delinquent Participant Contributions

The Employer failed to remit certain employee deferrals and loan repayments to the Plan in a timely manner according to DOL regulations during 2025 and 2024 aggregating to $8,102 and $2,372 thousand, respectively.